REVENUE RECOGNITION	6 Months Ended
Jun. 30, 2024
Revenue Recognition [Abstract]
REVENUE RECOGNITION
NOTE 11 - REVENUE RECOGNITION

Revenue Recognition

Revenue is recognized when the promised services are performed for our clients, and the amount that reflects the consideration we are entitled to receive in exchange for those services is determined. The Company’s revenues are recorded net of any sales taxes.

The following table presents the Company’s revenues according to the Company’s segments:

	Period ended June 30,
	2023	2022
Aviation Security	$173,131	146,837
Other Aviation Related Services	35,678	31,328
Authentication Technology	24,750	26,243
Total revenues	$233,559	$204,408

The following table presents the Company’s revenues generated from customers by geographical area based on the geographical location of the customers invoicing address:

	Period ended June 30,
	2024		2023
Germany	$57,384	24.6%	$56,189	27.5%
United States	48,763	20.9%	50,034	24.5%
The Netherlands	53,619	23.0%	46,436	22.7%
Spain	54,902	23.5%	39,176	19.2%
Other countries	18,891	8.1%	12,573	6.2%
Total revenues	$233,559	100.0%	$204,408	100.0%

Deferred Revenues

The Company records deferred revenues when cash payments are received or due in advance of our performance. Deferred revenues as of June 30, 2024 and December 31, 2023 were $4,517 and $4,938, respectively shown as part of the accrued expenses and other current liabilities. Revenue recognized for the periods ended June 30, 2024 and 2023 that was included in the deferred revenue at the beginning of each period was $4,938 and $3,569, respectively.